Summary of Significant Accounting Policies (Details Narrative) (10-Q) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2019	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Gain on deconsolidation					$ 53,739		$ 53,739
Other assets current			156,448		156,448		101,610	142,061
Realized (gain) loss on cryptocurrency			10	(1,091)	(657)	16,363	(815)	16,241
Unrealized (gain) loss on cryptocurrency			16,885	116	(8,445)	(95,810)	(113,369)	(106,488)
Depreciation expense					$ 320,528	4,126	490,642	5,332
Annual amortization on intangible assets					15 years
Amortization					$ 113,315	113,315	150,812	150,400
Impairment			627,452		627,452		4,230,741
Long-term license agreement			1,869,905		1,869,905			1,983,220
Customer advance			$ 607,205		$ 607,205		$ 392,310	$ 265,000
License Agreement [Member]
Number of shares issued during period		80,000,000
Value of shares issued during period		$ 2,256,000
Agreement term		15 years
Annual amortization on intangible assets		15 years
Amortization		$ 150,400
Kuvera LATAM S.A.S [Member]
Gain on deconsolidation	$ 53,739